Acquisition of Nautilus Offshore Services Inc. (Tables)	6 Months Ended
Jun. 30, 2017
Business Combinations [Abstract]
Amortization Schedule
	Amortization Schedule
	Balance as of December 31, 2016	Amortization and write-offs as of June 30, 2017
Above-market acquired time charters	$1,500	$1,500